Report of Independent Registered Public Accounting
Firm
To the Shareholders and Board of Trustees
KraneShares Trust:
In planning and performing our audits of the financial
statements of KraneShares Trust, comprised of the
funds
listed in the Appendix (collectively, the Funds), as of and
for the year or period ended March 31, 2020, in
accordance with the standards of the Public Company
Accounting Oversight Board (United States), we
considered the Funds internal control over financial
reporting, including controls over safeguarding
securities,
as a basis for designing our auditing procedures for the
purpose of expressing our opinion on the Funds
financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of
expressing
an opinion on the effectiveness of the Funds internal
control over financial reporting. Accordingly, we express
no such opinion.
Management of the Funds is responsible for
establishing and maintaining effective internal control
over
financial reporting. In fulfilling this responsibility,
estimates and judgments by management are required
to
assess the expected benefits and related costs of
controls. A companys internal control over financial
reporting
is a process designed to provide reasonable assurance
regarding the reliability of financial reporting and the
preparation of financial statements for external
purposes in accordance with generally accepted
accounting
principles. A companys internal control over financial
reporting includes those policies and procedures that
(1)
pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (KPMG International), a Swiss entity.
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of March 31, 2020.
This report is intended solely for the information and use of management and the Board of Trustees of the KraneShares Trust and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.
Philadelphia, Pennsylvania
May 29, 2020